Subsidiaries with material non-controlling interest - Statements of cash flow (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of subsidiaries [line items]
Operating activities	$ (227,067)	$ (41,666)	$ 233,495
Investing activities	(205,536)	205,753	(86,287)
Financing activities	(55,659)	(370,500)	461,332
Increase in cash and cash equivalents in the year	(34,128)	(123,081)	141,550
Sociedad Minera El Brocal S.A.A
Disclosure of subsidiaries [line items]
Operating activities	147,199	77,223	104,858
Investing activities	(61,772)	(62,579)	(37,618)
Financing activities	(29,252)	(23,778)	(57,176)
Increase in cash and cash equivalents in the year	56,175	(9,134)	10,064
Minera La Zanja S.R.L
Disclosure of subsidiaries [line items]
Operating activities	(13,940)	0	(50,647)
Investing activities	(2,827)	0	(998)
Financing activities	0	0	0
Increase in cash and cash equivalents in the year	(16,767)	0	(51,645)
S.M.R.L. Chaupiloma Dos de Cajamarca
Disclosure of subsidiaries [line items]
Operating activities	0	0	10,838
Investing activities	0	0	0
Financing activities	0	0	(11,900)
Increase in cash and cash equivalents in the year	0	0	(1,062)
Apu Coropuna S.R.L.
Disclosure of subsidiaries [line items]
Operating activities	0	(85)	(1,227)
Investing activities	0	0	0
Financing activities	0	0	0
Increase in cash and cash equivalents in the year	$ 0	$ (85)	$ (1,227)